Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
BVI
PRC
Current income taxes (benefit) provision
Deferred:
BVI
PRC
Income taxes (benefit) provision